15. Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Trade and Other Receivable [Line Items]
Trade receivables	€ 204	€ 210
Value-added tax receivables
Disclosure of Trade and Other Receivable [Line Items]
Other receivables	€ 453	€ 839